Note I - Other Borrowed Funds (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Mar. 22, 2007
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate, Total	$ 33,434
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate, Total	0
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	233,432
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 148,298
Debt Instrument, Interest Rate, Stated Percentage	4.47%	3.27%	6.58%
Debt, Weighted Average Interest Rate	2.83%	2.77%
Notes Payable to Bank, Total	$ 2,451
Director [Member]
Notes Payable, Related Parties	3,558
FHLB Line of Credit [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	80,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	80,000
Letters of Credit Outstanding, Amount	$ 51,700	$ 60,000
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	1.53%
Debt Instrument, Interest Rate, Stated Percentage	1.50%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.31%
Debt Instrument, Interest Rate, Stated Percentage	4.09%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	2.36%	2.15%
Residential Mortgage [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 294,575
Commercial Loan [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	68,979
FHLB Stock [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 5,365
Federal Home Loan Bank Advances [Member]
Capital Lease Obligations, Total		$ 29